OVERVIEW, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of presentation
b.	Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting and include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The condensed consolidated balance sheet as of December 31, 2023 was derived from the audited consolidated financial statements as of that date, but does not include all of the disclosures, including certain notes required by GAAP on an annual reporting basis. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2023, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023 filed with the SEC on March 13, 2024.

In management’s opinion, the unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2024, the Company’s condensed consolidated statements of comprehensive loss and shareholders’ equity for the three and six months ended June 30, 2024 and 2023, and cash flows for the six months ended June 30, 2024 and 2023. The results for the six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the full year ending December 31, 2024 or any other future interim or annual period.

Use of estimates
c.	Use of estimates:

The preparation of condensed financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation, fair value of the convertible senior notes liability, as well as the determination of standalone selling prices in revenue transactions with multiple performance obligations and the estimated period of benefit for deferred contract costs. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Concentration of credit risks
d.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables, severance pay funds and derivative instruments.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States are in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand, and the Company believes that the financial institutions that hold the Company's cash deposits are financially sound and, accordingly, bear minimal risk.

The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to a diverse set of customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses.

The Company has entered into forward contracts with major banks in Israel to protect against the risk of changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

Significant Accounting Policies
e.	Significant Accounting Policies:

For a summary of the Company’s significant accounting policies refer to “Note 2. Significant Accounting Policies” of its Annual Report on Form 20-F for the fiscal year ended December 31, 2023. There have been no material changes in the significant accounting policies from those that were disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2023 included in the Annual Report on Form 20-F other than those noted below.

Recently issued accounting standards
f.	Recently issued accounting standards:

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. In addition, it provides new segment disclosure requirements for entities with a single reportable segment. The guidance will be effective for the Company for annual periods beginning January 1, 2024 and for interim periods beginning January 1, 2025. Early adoption is permitted. The Company is currently evaluating the impact on its financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation as well as information on income taxes paid. The guidance will be effective for the Company for annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact on its financial statement disclosures.